Schedule of Investments - Virtus Reaves Utilities ETF

October 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 100.0%
Utilities - 100.0%
Alliant Energy Corp.	27,616	$1,562,237
Ameren Corp.	17,866	1,505,925
American Water Works Co., Inc.	10,030	1,747,025
Atmos Energy Corp.	18,831	1,734,712
Clearway Energy, Inc. Class A	14,000	461,860
CMS Energy Corp.	28,633	1,728,002
Dominion Energy, Inc.	22,400	1,700,832
DTE Energy Co.	5,263	596,561
Edison International	25,912	1,630,642
Entergy Corp.	20,247	2,085,846
Eversource Energy	11,006	934,409
Exelon Corp.	50,755	2,699,659
NextEra Energy Partners LP	17,432	1,504,382
NextEra Energy, Inc.	101,751	8,682,413
NiSource, Inc.	65,236	1,609,372
ONE Gas, Inc.	10,955	737,272
PG&E Corp.*	54,164	628,302
Public Service Enterprise Group, Inc.	23,600	1,505,680
Sempra Energy	10,618	1,355,175
WEC Energy Group, Inc.	16,688	1,502,921
Xcel Energy, Inc.	25,057	1,618,432
TOTAL INVESTMENTS - 100.0%
(Cost $33,209,705)		37,531,659
Other Assets in Excess of Liabilities - 0.0%(1)		13,292
Net Assets - 100.0%		$37,544,951

*	Non-income producing security.
(1)	Amount rounds to less than 0.05%.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$37,531,659	$–	$–	$37,531,659
Total	$37,531,659	$–	$–	$37,531,659